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                            Prudential Mutual Funds

                         Supplement dated May 18, 1998

    The following information supplements the information contained in the Statement of Additional Information for each of the Funds listed below in the section entitled 'Appendix--Historical Performance Data.'

    This chart illustrates the performance of major world stock markets for the period from December 31, 1996 through December 31, 1997. It does not represent the performance of any Prudential Mutual Fund.

One-year stock market total returns ended 12/31/97 in (U.S. dollars)

                    Brazil                               27%
                    Egypt                                31%
                    Indonesia                           -74%
                    Korea                               -67%
                    Mexico                               54%
                    Poland                              -22%
                    Russia                              112%
                    South Africa                         -8%
                    Spain                                26%
                    Switzerland                          45%
                    Turkey                              118%
                    United States                        34%

Source: Morgan Stanley Capital International (MSCI). The above chart illustrates the performance of major world stock markets for the 1-year period ended December 31, 1997. MSCI country indices are unmanaged indices which include those stocks making up the largest two-thirds of each country's total stock market capitalization. Returns reflect the reinvestment of gross dividends. This chart is for illustrative purposes only and is not indicative of the past, present or future performance of any specific investment, nor is it indicative of the countries in which the Fund may invest. Investors cannot invest directly in stock indicies.

    Listed below are the names of the Prudential Mutual Funds and the dates of the Statements of Additional Information (SAI1s) to which this Supplement relates:

    Name of Fund                                               SAI Date
    ---------------------------------------------------        ----------------
    Prudential Europe Growth Fund, Inc.                        July 1, 1997
    Prudential World Fund, Inc.
      Global Series                                            January 7, 1998
      International Stock Series                               January 7, 1998

MF980C-3 (5/18/98)